Non-controlling interest	6 Months Ended
Feb. 28, 2025
Notes and other explanatory information [abstract]
Non-controlling interest

16.	Non-controlling interest

Summarized financial information for Buckreef is disclosed below:

Income Statement	Three months ended February 28, 2025	Three months ended February 29, 2024	Six months ended February 28, 2025	Six months ended February 29, 2024
Revenue	$9,107	$7,984	$21,635	$17,388
Depreciation	580	428	1,486	912
Accretion expense	237	157	425	297
Income tax expense	142	881	1,835	2,072
Comprehensive income for the period	1,289	1,867	3,857	3,928

Statement of Financial Position	February 28, 2025	August 31, 2024
Current assets	$14,836	$11,297
Non-current assets	85,593	78,952
Current liabilities	(21,747)	(16,973)
Non-current liabilities	(14,429)	(11,528)
Advances from parent, net	(28,810)	(30,210)

Statement of Cash Flows	Six months ended February 28, 2025	Six months ended February 29, 2024
Cash provided by operating activities	$7,459	$8,719
Cash used in investing activities	(5,773)	(5,430)
Cash used in financing activities	(1,240)	(3,819)